INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule Of Inventory	Inventory consists of the following (in thousands):

	As of December 31,
	2024	2023
Raw Materials	$2,913	$1,192
Work-in-Process	4,572	3,327
Finished Goods	6,767	4,321
Total Inventory	$14,252	$8,840